UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2010

This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Retirement Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Lifetime® Retirement Income Fund

1/31/10
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Lifetime Retirement Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.2%
MFS Core Growth Fund - Class I	58,207	$901,051
MFS Diversified Target Return Fund - Class I (a)	99,784	901,049
MFS Emerging Markets Debt Fund - Class I	96,472	1,351,574
MFS Global Real Estate Fund - Class I	33,030	450,525
MFS Government Securities Fund - Class I	443,867	4,505,247
MFS High Income Fund - Class I	415,869	1,351,574
MFS Inflation-Adjusted Bond Fund - Class I	444,743	4,505,247
MFS International Growth Fund - Class I	20,349	450,525
MFS International Value Fund - Class I	19,512	450,525
MFS Limited Maturity Fund - Class I	1,453,306	9,010,494
MFS Mid Cap Growth Fund - Class I (a)	192,807	1,351,574
MFS Mid Cap Value Fund - Class I	131,094	1,351,574
MFS New Discovery Fund - Class I (a)	48,340	901,049
MFS Research Bond Fund - Class I	1,106,397	11,263,118
MFS Research Fund - Class I	189,385	4,054,722
MFS Research International Fund - Class I	99,235	1,351,574
MFS Value Fund - Class I	44,540	901,049

Total Mutual Funds		$45,052,471

Short-Term Obligations (y) – 0.2%
Abbey National North America LLC, 0.12%, due 2/01/10	$122,000	$122,000

Total Investments		$45,174,471

Other Assets, Less Liabilities – (0.4)%		(200,715)

Net Assets – 100.0%		$44,973,756

(a)	Non-income producing security
(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime Retirement Income Fund

Supplemental Information (Unaudited) 1/31/10

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$45,052,471	$—	$—	$45,052,471
Short Term Securities	—	122,000	—	122,000

Total Investments	$45,052,471	$122,000	$—	$45,174,471

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Lifetime Retirement Income Fund

Supplemental Information (Unaudited) 1/31/10 - continued

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$42,219,282

Gross unrealized appreciation	$3,914,627
Gross unrealized depreciation	(959,438)

Net unrealized appreciation (depreciation)	$2,955,189

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	32,601	28,702	(3,096)	58,207
MFS Diversified Target Return Fund	56,425	46,804	(3,445)	99,784
MFS Emerging Markets Debt Fund	52,538	46,910	(2,976)	96,472
MFS Global Real Estate Fund	16,445	19,446	(2,861)	33,030
MFS Government Securities Fund	209,004	243,893	(9,030)	443,867
MFS High Income Fund	248,694	178,930	(11,755)	415,869
MFS Inflation-Adjusted Bond Fund	217,037	237,524	(9,818)	444,743
MFS International Growth Fund	12,939	8,535	(1,125)	20,349
MFS International Value Fund	12,078	8,289	(855)	19,512
MFS Limited Maturity Fund	717,177	769,881	(33,752)	1,453,306
MFS Mid Cap Growth Fund	117,813	87,450	(12,456)	192,807
MFS Mid Cap Value Fund	82,206	58,122	(9,234)	131,094
MFS New Discovery Fund	32,305	20,835	(4,800)	48,340
MFS Research Bond Fund	586,886	545,794	(26,283)	1,106,397
MFS Research Fund	111,658	88,452	(10,725)	189,385
MFS Research International Fund	61,451	43,274	(5,490)	99,235
MFS Value Fund	25,534	21,132	(2,126)	44,540

3

MFS Lifetime Retirement Income Fund

Supplemental Information (Unaudited) 1/31/10 - continued

Transactions in Underlying Funds-Affiliated Issuers - continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$833	$—	$2,460	$901,051
MFS Diversified Target Return Fund	349	—	—	901,049
MFS Emerging Markets Debt Fund	(203)	—	49,768	1,351,574
MFS Global Real Estate Fund	(2,357)	68,558	45,190	450,525
MFS Government Securities Fund	2,210	—	98,031	4,505,247
MFS High Income Fund	40	—	63,180	1,351,574
MFS Inflation-Adjusted Bond Fund	(5,162)	—	90,917	4,505,247
MFS International Growth Fund	660	—	4,252	450,525
MFS International Value Fund	519	—	4,048	450,525
MFS Limited Maturity Fund	(8,587)	—	205,701	9,010,494
MFS Mid Cap Growth Fund	3,151	—	—	1,351,574
MFS Mid Cap Value Fund	3,364	—	9,695	1,351,574
MFS New Discovery Fund	5,312	—	—	901,049
MFS Research Bond Fund	(3,361)	—	321,238	11,263,118
MFS Research Fund	(40,363)	—	44,141	4,054,722
MFS Research International Fund	1,886	—	20,082	1,351,574
MFS Value Fund	8,427	—	9,939	901,049

Total	$(33,282)	$68,558	$968,642	$45,052,471

4

MFS® Lifetime® 2010 Fund

1/31/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Lifetime 2010 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.6%
MFS Core Growth Fund - Class I	68,411	$1,059,000
MFS Diversified Target Return Fund - Class I (a)	94,805	856,090
MFS Emerging Markets Debt Fund - Class I	101,764	1,425,711
MFS Global Real Estate Fund - Class I	30,459	415,463
MFS Government Securities Fund - Class I	433,030	4,395,252
MFS High Income Fund - Class I	440,053	1,430,171
MFS Inflation-Adjusted Bond Fund - Class I	433,867	4,395,070
MFS International Growth Fund - Class I	21,273	470,994
MFS International Value Fund - Class I	20,564	474,829
MFS Limited Maturity Fund - Class I	1,317,854	8,170,697
MFS Mid Cap Growth Fund - Class I (a)	185,109	1,297,612
MFS Mid Cap Value Fund - Class I	127,068	1,310,074
MFS New Discovery Fund - Class I (a)	43,895	818,202
MFS Research Bond Fund - Class I	1,048,431	10,673,025
MFS Research Fund - Class I	168,660	3,611,011
MFS Research International Fund - Class I	94,159	1,282,443
MFS Value Fund - Class I	52,761	1,067,353

Total Mutual Funds		$43,152,997

Other Assets, Less Liabilities – 0.4%		153,437

Net Assets – 100.0%		$43,306,434

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2010 Fund

Supplemental Information (Unaudited) 1/31/10

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$43,152,997	$—	$—	$43,152,997

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Lifetime 2010 Fund

Supplemental Information (Unaudited) 1/31/10 - continued

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$40,225,144

Gross unrealized appreciation	$4,632,203
Gross unrealized depreciation	1,704,350

Net unrealized appreciation (depreciation)	$6,336,553

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

Underlying Funds	Shares/Par Amount	Shares/Par Amount	Shares/Par Amount	Shares/Par Amount
MFS Core Growth Fund	74,186	8,295	(14,070)	68,411
MFS Diversified Target Return Fund	82,390	17,588	(5,173)	94,805
MFS Emerging Markets Debt Fund	91,348	17,273	(6,857)	101,764
MFS Global Real Estate Fund	24,718	12,451	(6,710)	30,459
MFS Government Securities Fund	305,589	147,043	(19,602)	433,030
MFS High Income Fund	432,708	70,344	(62,999)	440,053
MFS Inflation-Adjusted Bond Fund	317,968	140,569	(24,670)	433,867
MFS International Growth Fund	24,135	3,252	(6,114)	21,273
MFS International Value Fund	22,451	3,285	(5,172)	20,564
MFS Limited Maturity Fund	900,222	463,756	(46,124)	1,317,854
MFS Mid Cap Growth Fund	188,457	32,654	(36,002)	185,109
MFS Mid Cap Value Fund	132,218	22,893	(28,043)	127,068
MFS New Discovery Fund	47,724	9,252	(13,081)	43,895
MFS Research Bond Fund	811,130	287,880	(50,579)	1,048,431
MFS Research Fund	152,523	33,450	(17,313)	168,660
MFS Research International Fund	97,710	18,982	(22,533)	94,159
MFS Value Fund	58,372	6,191	(11,802)	52,761

3

MFS Lifetime 2010 Fund

Supplemental Information (Unaudited) 1/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers - continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(63,637)	$—	$3,242	$1,059,000
MFS Diversified Target Return Fund	1,048	—	—	856,090
MFS Emerging Markets Debt Fund	1,095	—	63,860	1,425,711
MFS Global Real Estate Fund	28,077	68,005	44,826	415,463
MFS Government Securities Fund	6,802	—	111,130	4,395,252
MFS High Income Fund	11,768	—	82,941	1,430,171
MFS Inflation-Adjusted Bond Fund	(9,354)	—	98,870	4,395,070
MFS International Growth Fund	26,008	—	4,880	470,994
MFS International Value Fund	24,365	—	4,646	474,829
MFS Limited Maturity Fund	(9,475)	—	208,470	8,170,697
MFS Mid Cap Growth Fund	36,575	—	—	1,297,612
MFS Mid Cap Value Fund	51,512	—	10,162	1,310,074
MFS New Discovery Fund	55,630	—	—	818,202
MFS Research Bond Fund	(2,718)	—	350,006	10,673,025
MFS Research Fund	(88,500)	—	42,198	3,611,011
MFS Research International Fund	(113,177)	—	20,971	1,282,443
MFS Value Fund	33,381	—	15,611	1,067,353

Totals	$(10,600)	$68,005	$1,061,813	$43,152,997

4

MFS® Lifetime® 2020 Fund

1/31/10
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Lifetime 2020 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Core Growth Fund - Class I	574,014	$8,885,730
MFS Diversified Target Return Fund - Class I (a)	104,643	944,923
MFS Emerging Markets Debt Fund - Class I	337,547	4,729,033
MFS Emerging Markets Equity Fund - Class I	5,098	139,382
MFS Global Real Estate Fund - Class I	148,063	2,019,584
MFS Government Securities Fund - Class I	812,658	8,248,483
MFS High Income Fund - Class I	1,460,083	4,745,269
MFS Inflation-Adjusted Bond Fund - Class I	471,885	4,780,195
MFS International Growth Fund - Class I	137,782	3,050,499
MFS International New Discovery Fund - Class I	59,781	1,076,054
MFS International Value Fund - Class I	132,171	3,051,818
MFS Mid Cap Growth Fund - Class I (a)	973,134	6,821,670
MFS Mid Cap Value Fund - Class I	662,105	6,826,299
MFS New Discovery Fund - Class I (a)	158,840	2,960,779
MFS Research Bond Fund - Class I	1,278,587	13,016,013
MFS Research Fund - Class I	396,423	8,487,425
MFS Research International Fund - Class I	434,687	5,920,439
MFS Value Fund - Class I	439,449	8,890,062

Total Mutual Funds		$94,593,657

Other Assets, Less Liabilities – (0.0)%		(17,582)

Net Assets – 100.0%		$94,576,075

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2020 Fund

Supplemental Information (Unaudited) 1/31/10

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$94,593,657	$—	$—	$94,593,657

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Lifetime 2020 Fund

Supplemental Information (Unaudited) 1/31/10 - continued

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$97,396,290

Gross unrealized appreciation	$4,254,148
Gross unrealized depreciation	(7,056,781)

Net unrealized appreciation (depreciation)	$(2,802,633)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	508,219	86,250	(20,455)	574,014
MFS Diversified Target Return Fund	89,277	16,960	(1,594)	104,643
MFS Emerging Markets Debt Fund	277,080	70,794	(10,327)	337,547
MFS Emerging Markets Equity Fund	10,373	74	(5,349)	5,098
MFS Global Real Estate Fund	114,985	52,011	(18,933)	148,063
MFS Government Securities Fund	479,311	344,000	(10,653)	812,658
MFS High Income Fund	1,315,581	222,371	(77,869)	1,460,083
MFS Inflation-Adjusted Bond Fund	345,636	138,763	(12,514)	471,885
MFS International Growth Fund	140,564	14,645	(17,427)	137,782
MFS International New Discovery Fund	67,041	4,740	(12,000)	59,781
MFS International Value Fund	131,912	13,857	(13,598)	132,171
MFS Mid Cap Growth Fund	920,856	131,396	(79,118)	973,134
MFS Mid Cap Value Fund	642,830	84,615	(65,340)	662,105
MFS New Discovery Fund	165,365	21,439	(27,964)	158,840
MFS Research Bond Fund	912,796	393,877	(28,086)	1,278,587
MFS Research Fund	350,573	60,020	(14,170)	396,423
MFS Research International Fund	419,832	65,130	(50,275)	434,687

3

MFS Lifetime 2020 Fund

Supplemental Information (Unaudited) 1/31/10 - continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(105,045)	$—	$24,917	$8,885,730
MFS Diversified Target Return Fund	137	—	—	944,923
MFS Emerging Markets Debt Fund	775	—	204,540	4,729,033
MFS Emerging Markets Equity Fund	35,032	—	2,079	139,382
MFS Global Real Estate Fund	63,723	316,408	208,563	2,019,584
MFS Government Securities Fund	2,449	—	193,803	8,248,483
MFS High Income Fund	(65,403)	—	266,286	4,745,269
MFS Inflation-Adjusted Bond Fund	(347)	—	107,862	4,780,195
MFS International Growth Fund	60,941	—	29,633	3,050,499
MFS International New Discovery Fund	(108,482)	—	13,577	1,076,054
MFS International Value Fund	37,493	—	28,223	3,051,818
MFS Mid Cap Growth Fund	(287,814)	—	—	6,821,670
MFS Mid Cap Value Fund	(353,298)	—	49,948	6,826,299
MFS New Discovery Fund	90,506	—	—	2,960,779
MFS Research Bond Fund	(221)	—	417,224	13,016,013
MFS Research Fund	(69,953)	—	93,910	8,487,425
MFS Research International Fund	(307,791)	—	89,506	5,920,439
MFS Value Fund	(106,911)	—	115,986	8,890,062

Total	$(1,114,209)	$316,408	$1,846,057	$94,593,657

4

MFS® Lifetime® 2030 Fund

1/31/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Lifetime 2030 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.6%
MFS Core Growth Fund - Class I	503,470	$7,793,711
MFS Diversified Target Return Fund - Class I (a)	31,728	286,502
MFS Emerging Markets Debt Fund - Class I	98,922	1,385,894
MFS Emerging Markets Equity Fund - Class I	35,218	962,857
MFS Global Real Estate Fund - Class I	189,678	2,587,203
MFS High Income Fund - Class I	428,744	1,393,418
MFS Inflation-Adjusted Bond Fund - Class I	228,602	2,315,740
MFS International Growth Fund - Class I	172,872	3,827,383
MFS International New Discovery Fund - Class I	108,636	1,955,444
MFS International Value Fund - Class I	165,898	3,830,590
MFS Mid Cap Growth Fund - Class I (a)	896,296	6,283,032
MFS Mid Cap Value Fund - Class I	612,419	6,314,044
MFS New Discovery Fund - Class I (a)	150,486	2,805,064
MFS Research Bond Fund - Class I	227,331	2,314,233
MFS Research Fund - Class I	261,132	5,590,835
MFS Research International Fund - Class I	364,122	4,959,337
MFS Value Fund - Class I	387,109	7,831,214

Total Mutual Funds		$62,436,501

Short-Term Obligations (y) – 0.1%
Societe Generale North America, Inc., 0.14%, due 2/01/10	$73,000	$73,000

Total Investments		$62,509,501

Other Assets, Less Liabilities – 0.3%		195,136

Net Assets – 100.0%		$62,704,637

(a)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Lifetime 2030 Fund

Supplemental Information (Unaudited) 1/31/10

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$62,436,501	$—	$—	$62,436,501
Short Term Securities	—	73,000	—	73,000

Total Investments	$62,436,501	$73,000	$—	$62,509,501

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Lifetime 2030 Fund

Supplemental Information (Unaudited) 1/31/10 - continued

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$65,644,700

Gross unrealized appreciation	$3,044,212
Gross unrealized depreciation	(6,179,411)

Net unrealized appreciation (depreciation)	$(3,135,199)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	394,106	116,678	(7,314)	503,470
MFS Diversified Target Return Fund	21,818	10,255	(345)	31,728
MFS Emerging Markets Debt Fund	60,916	40,385	(2,379)	98,922
MFS Emerging Markets Equity Fund	34,040	5,907	(4,729)	35,218
MFS Global Real Estate Fund	133,241	72,154	(15,717)	189,678
MFS High Income Fund	289,246	154,750	(15,252)	428,744
MFS Inflation-Adjusted Bond Fund	143,736	94,696	(9,830)	228,602
MFS International Growth Fund	154,524	25,911	(7,563)	172,872
MFS International New Discovery Fund	104,186	12,687	(8,237)	108,636
MFS International Value Fund	144,576	27,666	(6,344)	165,898
MFS Mid Cap Growth Fund	771,916	160,316	(35,936)	896,296
MFS Mid Cap Value Fund	538,709	95,237	(21,527)	612,419
MFS New Discovery Fund	141,057	24,288	(14,859)	150,486
MFS Research Bond Fund	155,282	82,711	(10,662)	227,331
MFS Research Fund	213,597	51,819	(4,284)	261,132
MFS Research International Fund	310,837	70,299	(17,014)	364,122
MFS Value Fund	308,856	83,208	(4,955)	387,109

3

MFS Lifetime 2030 Fund

Supplemental Information (Unaudited) 1/31/10 - continued

Transactions in Underlying Funds-Affiliated Issuers - continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(34,215)	$—	$22,120	$7,793,711
MFS Diversified Target Return Fund	(59)	—	—	286,502
MFS Emerging Markets Debt Fund	(327)	—	53,724	1,385,894
MFS Emerging Markets Equity Fund	15,625	—	12,688	962,857
MFS Global Real Estate Fund	23,712	416,035	274,027	2,587,203
MFS High Income Fund	(8,742)	—	69,055	1,393,418
MFS Inflation-Adjusted Bond Fund	(429)	—	50,470	2,315,740
MFS International Growth Fund	8,329	—	38,157	3,827,383
MFS International New Discovery Fund	(63,566)	—	24,760	1,955,444
MFS International Value Fund	8,608	—	36,442	3,830,590
MFS Mid Cap Growth Fund	(113,755)	—	—	6,283,032
MFS Mid Cap Value Fund	(87,653)	—	47,255	6,314,044
MFS New Discovery Fund	(54,823)	—	—	2,805,064
MFS Research Bond Fund	1,643	—	74,169	2,314,233
MFS Research Fund	(23,332)	—	64,063	5,590,835
MFS Research International Fund	(102,656)	—	76,419	4,959,337
MFS Value Fund	(37,186)	—	99,041	7,831,214

Total	$(468,826)	$416,035	$942,390	$62,436,501

4

MFS® Lifetime® 2040 Fund

1/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Lifetime 2040 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.9%
MFS Core Growth Fund - Class I	363,821	$5,631,989
MFS Emerging Markets Equity Fund - Class I	31,696	866,562
MFS Global Real Estate Fund - Class I	159,452	2,174,924
MFS Inflation-Adjusted Bond Fund - Class I	112,719	1,141,842
MFS International Growth Fund - Class I	137,461	3,043,387
MFS International New Discovery Fund - Class I	96,468	1,736,419
MFS International Value Fund - Class I	132,208	3,052,676
MFS Mid Cap Growth Fund - Class I (a)	678,306	4,754,924
MFS Mid Cap Value Fund - Class I	463,708	4,780,831
MFS New Discovery Fund - Class I (a)	115,498	2,152,874
MFS Research Bond Fund - Class I	112,068	1,140,855
MFS Research Fund - Class I	182,232	3,901,584
MFS Research International Fund - Class I	254,204	3,462,253
MFS Value Fund - Class I	279,736	5,659,052

Total Mutual Funds		$43,500,172

Short-Term Obligations (y) – 0.1%
Societe Generale North America, Inc., 0.14%, due 2/01/10	$56,000	$56,000

Total Investments		$43,556,172

Other Assets, Less Liabilities – 0.0%		17,929

Net Assets – 100.0%		$43,574,101

(a)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Lifetime 2040 Fund

Supplemental Information (Unaudited) 1/31/10

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$43,500,172	$—	$—	$43,500,172
Short Term Securities	—	56,000	—	56,000

Total Investments	$43,500,172	$56,000	$—	$43,556,172

MFS Lifetime 2040 Fund

Supplemental Information (Unaudited) 1/31/10 - continued

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$44,788,184

Gross unrealized appreciation	$2,055,936
Gross unrealized depreciation	(3,287,948)

Net unrealized appreciation (depreciation)	$(1,232,012)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	260,082	113,366	(9,627)	363,821
MFS Emerging Markets Equity Fund	27,028	8,339	(3,671)	31,696
MFS Global Real Estate Fund	98,060	70,906	(9,514)	159,452
MFS Inflation-Adjusted Bond Fund	67,617	57,140	(12,038)	112,719
MFS International Growth Fund	109,590	32,835	(4,964)	137,461
MFS International New Discovery Fund	80,504	20,697	(4,733)	96,468
MFS International Value Fund	102,819	36,137	(6,748)	132,208
MFS Mid Cap Growth Fund	526,880	177,062	(25,636)	678,306
MFS Mid Cap Value Fund	367,549	110,351	(14,192)	463,708
MFS New Discovery Fund	97,818	26,342	(8,662)	115,498
MFS Research Bond Fund	72,788	51,557	(12,277)	112,068
MFS Research Fund	136,623	49,715	(4,106)	182,232
MFS Research International Fund	198,424	67,104	(11,324)	254,204
MFS Value Fund	203,867	82,135	(6,266)	279,736

MFS Lifetime 2040 Fund

Supplemental Information (Unaudited) 1/31/10 - continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(44,348)	$—	$15,458	$5,631,989
MFS Emerging Markets Equity Fund	7,637	—	11,199	866,562
MFS Global Real Estate Fund	2,354	342,779	225,945	2,174,924
MFS Inflation-Adjusted Bond Fund	(258)	—	24,163	1,141,842
MFS International Growth Fund	2,811	—	29,739	3,043,387
MFS International New Discovery Fund	(25,791)	—	20,998	1,736,419
MFS International Value Fund	2,543	—	28,410	3,052,676
MFS Mid Cap Growth Fund	(79,389)	—	—	4,754,924
MFS Mid Cap Value Fund	(56,918)	—	35,105	4,780,831
MFS New Discovery Fund	(34,201)	—	—	2,152,874
MFS Research Bond Fund	493	—	35,245	1,140,855
MFS Research Fund	(22,060)	—	43,985	3,901,584
MFS Research International Fund	(80,702)	—	51,267	3,462,253
MFS Value Fund	(52,770)	—	67,982	5,659,052

	$(380,599)	$342,779	$589,496	$43,500,172

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 22, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 22, 2010

*	Print name and title of each signing officer under his or her signature.